STATEMENTS OF OPERATION - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Dec. 31, 2016
Pro Forma [Member]
Sales	$ 2,176				$ 19,809
Cost of sales	(30,799)				(39,896)
Gross Profit	(28,623)				(20,087)
Operating expenses:
Selling, general, and administrative expense	(116,216)				(91,002)
Total operating expenses	(116,216)				(91,002)
Operating income	(144,839)				(111,089)
Other expenses:
Gain (loss) on disposal of assets	(3,394)
Bad debt expense	(15,000)
Interest expense	(7,361)				(82,998)
Total other expenses	(25,755)				(82,998)
NET LOSS	$ (170,594)				$ (194,087)
BASIC AND DILUTED PER SHARE DATA:
Net loss per share - basic and diluted (in dollar per share)	$ 0				$ (0.00)
Weighted average shares outstanding - basic and diluted (in shares)	159,897,071				159,750,198
Record Street Brewing Co [Member]
Sales			$ 21,985
Cost of sales		$ (3,390)	(51,710)	(51,089)		$ (57,658)
Gross Profit		(3,390)	(29,725)	(51,089)		(57,658)
Operating expenses:
Selling, general, and administrative expense		(26,200)	(102,989)	(107,176)		(128,572)
Total operating expenses		(26,200)	(102,989)	(107,176)		(128,572)
Operating income		(29,590)	(132,714)	(158,265)		(186,230)
Other expenses:
Gain (loss) on disposal of assets			(3,394)
Interest expense			(16,000)	(9,993)		(14,493)
Total other expenses			(19,394)	(9,993)		(14,493)
NET LOSS		$ (29,590)	$ (152,108)	$ (168,258)		$ (200,723)
Record Street Brewing Co [Member] | Pro Forma [Member]
Sales	$ 2,176				$ 19,809
Cost of sales	(30,799)				(39,896)
Gross Profit	(28,623)				(20,087)
Operating expenses:
Selling, general, and administrative expense	(82,730)				(51,760)
Total operating expenses	(82,730)				(51,760)
Operating income	(111,353)				(71,847)
Other expenses:
Gain (loss) on disposal of assets	(3,394)
Bad debt expense
Interest expense	(7,000)				(18,000)
Total other expenses	(10,394)				(18,000)
NET LOSS	(121,747)				(89,847)
UPD Holding Inc [Member] | Pro Forma [Member]
Sales
Cost of sales
Gross Profit
Operating expenses:
Selling, general, and administrative expense	(33,486)				(39,242)
Total operating expenses	(33,486)				(39,242)
Operating income	(33,486)				(39,242)
Other expenses:
Gain (loss) on disposal of assets
Bad debt expense
Interest expense	(361)				(64,998)
Total other expenses	(361)				(64,998)
NET LOSS	$ (33,847)				$ (104,240)
BASIC AND DILUTED PER SHARE DATA:
Net loss per share - basic and diluted (in dollar per share)	$ 0				$ (0.00)
Weighted average shares outstanding - basic and diluted (in shares)	79,897,071				79,750,198
Pro Forma Adjustments [Member] | Pro Forma [Member]
Sales
Cost of sales
Gross Profit
Operating expenses:
Selling, general, and administrative expense
Total operating expenses
Operating income
Other expenses:
Gain (loss) on disposal of assets
Bad debt expense	(15,000)
Interest expense
Total other expenses	(15,000)
NET LOSS	$ (15,000)
BASIC AND DILUTED PER SHARE DATA:
Weighted average shares outstanding - basic and diluted (in shares)	80,000,000